Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Feb. 13, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39968
Entity Registrant Name	TELUS International (Cda) Inc.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line Two	Floor 5
Entity Address, Address Line One	510 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 0M3
Entity Address, Country	CA
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		111,267,697
Entity Central Index Key	0001825155
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Subordinate voting share, no par value
Trading Symbol	TIXT
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line Two	Floor 5
Entity Address, Address Line One	510 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 0M3
Contact Personnel Name	Michel Belec
City Area Code	604
Local Phone Number	695-6400